UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21178

Name of Fund: BlackRock Insured Municipal Income Trust (BYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Insured Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Insured Municipal Income Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 0.5%	Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 4.75%, 1/01/25	$2,800	$1,687,392

Arizona - 1.0%	Phoenix, Arizona, Civic Improvement Corp., Water System Revenue Refunding Bonds, Junior Lien, Series A, 5%, 7/01/34	1,300	1,318,460
	Salt Verde Financial Corp., Arizona, Senior Gas Revenue Bonds, 5%, 12/01/37	2,500	1,989,125

			3,307,585

California - 35.1%	Arcadia, California, Unified School District, GO (Election of 2006), CABS, Series A, 4.961%, 8/01/39 (a)(b)	2,000	285,580
	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds (Bay Area Toll Bridges Retrofit), Series A, 5%, 1/01/28 (c)(d)	10,100	11,458,147
	California State Department of Water Resources, Power Supply Revenue Bonds, Series A, 5.375%, 5/01/12 (d)	10,000	11,245,500
	Coast Community College District, California, GO, Refunding (Election of 2002), Series C, 5.50%, 8/01/13 (a)(e)	7,450	6,124,571
	Coast Community College District, California, GO, Refunding (Election of 2002), Series C, 5.397%, 8/01/36 (a)(b)	4,200	778,512
	Fresno, California, Unified School District, GO (Election of 2001), Series E, 5%, 8/01/30 (a)	1,100	1,103,872
	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Series A-1, 6.625%, 6/01/13 (d)	6,500	7,577,180
	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds, Series A-1, 6.75%, 6/01/13 (d)	14,500	16,971,960
	Los Angeles, California, Community College District, GO (Election of 2001), Series A, 5%, 8/01/32 (a)(f)	5,000	4,959,000
	Los Angeles, California, Municipal Improvement Corp., Lease Revenue Bonds, Series B1, 4.75%, 8/01/37 (f)(g)	4,000	3,625,560
	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B-1, 5%, 10/01/33 (f)(g)	17,500	17,620,925
	Monterey Peninsula Community College District, California, GO, CABS, Series C, 5.151%, 8/01/31 (a)(b)	13,575	3,425,380
	Monterey Peninsula Community College District, California, GO, CABS, Series C, 5.161%, 8/01/32 (a)(b)	14,150	3,245,727
	Orange County, California, Sanitation District, COP, Series B, 5%, 2/01/31 (a)	2,500	2,518,850

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
IDA	Industrial Development Authority
VRDN	Variable Rate Demand Notes

BlackRock Insured Municipal Income Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Sacramento, California, Unified School District, GO (Election of 2002), 5%, 7/01/30 (g)	$2,700	$2,689,416
	San Diego, California, Community College District, GO (Election of 2002), 5.25%, 8/01/33	450	459,572
	San Francisco, California, City and County Public Utilities Commission, Water Revenue Refunding Bonds, Series A, 5%, 11/01/31 (a)	15,000	14,979,300
	San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue Refunding Bonds, Series A, 5.491%, 1/15/31 (b)(g)	53,000	9,963,470
	San Jose, California, Unified School District, Santa Clara County, GO (Election of 2002), Series B, 5%, 8/01/29 (f)(g)	2,350	2,362,220

			121,394,742

District of Columbia - 2.8%	District of Columbia, Income Tax Revenue Bonds, Series A, 5.50%, 12/01/30	1,075	1,157,678
	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed Revenue Refunding Bonds, 6.75%, 5/15/40	9,500	8,370,165

			9,527,843

Florida - 14.8%	Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (a)	2,000	1,973,000
	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series A, 5.25%, 10/01/34	950	953,201
	Duval County, Florida, School Board, COP (Master Lease Program), 5%, 7/01/33 (a)	2,800	2,668,036
	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 3, 5.45%, 7/01/33 (h)(i)(j)	5,000	5,040,650
	Florida State Board of Education, GO, Series D, 5%, 6/01/37	3,000	2,977,650
	Florida State Department of Environmental Protection, Preservation Revenue Bonds, Series B, 5%, 7/01/27 (g)	7,500	7,437,975
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (a)	1,900	1,779,977
	Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Series B, 5%, 10/01/37 (f)(g)	8,650	7,904,889
	Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%, 5/01/31 (k)	3,600	3,625,344
	Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5%, 5/01/33 (k)	7,500	7,275,750
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.251%, 10/01/38 (b)(g)	25,520	3,158,355
	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5%, 1/01/37 (g)	1,000	922,740
	Orange County, Florida, School Board, COP, Series A, 5.50%, 8/01/34 (k)	5,590	5,646,794

			51,364,361

BlackRock Insured Municipal Income Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Illinois - 5.6%	Chicago, Illinois, Board of Education, GO, Refunding (School Reform Board), Series A, 5.50%, 12/01/26 (f)(g)	$2,500	$2,765,300
	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series A, 5%, 1/01/38 (k)	7,310	7,167,967
	Illinois Municipal Electric Agency, Power Supply Revenue Bonds, Series A, 5.25%, 2/01/27 (f)(g)	4,800	4,893,744
	Illinois State Toll Highway Authority Revenue Bonds, Series B, 5.50%, 1/01/33	4,500	4,671,225

			19,498,236

Indiana - 0.8%	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A, 5%, 1/01/37 (g)	2,250	2,162,070
	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series B, 5.75%, 1/01/34	450	453,033

			2,615,103

Kentucky - 0.5%	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds (Project Number 93), 5.25%, 2/01/29 (k)	1,500	1,562,250

Louisiana - 4.1%	Louisiana State Gas and Fuels Tax Revenue Bonds, Series A, 5%, 5/01/31 (a)	7,500	7,582,800
	Louisiana State Gas and Fuels Tax Revenue Bonds, Series A, 4.75%, 5/01/39 (a)	6,950	6,609,103

			14,191,903

Michigan - 5.5%	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series A, 5.50%, 7/01/36 (f)(l)	3,000	3,019,020
	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B, 5%, 7/01/33 (f)(g)	4,000	3,470,760
	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B, 5%, 7/01/36 (f)(g)	7,000	5,977,020
	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Refunding Bonds, Series E, 5.75%, 7/01/31 (f)(l)	3,000	3,111,540
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A, 5%, 7/01/30 (f)(g)	1,000	889,950
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A, 5%, 7/01/34 (g)	2,810	2,425,002

			18,893,292

Nevada - 8.7%	Clark County, Nevada, Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,025	2,147,391
	Las Vegas, Nevada, Limited Tax, GO (Performing Arts Center), 6%, 4/01/39	4,200	4,468,506
	Reno, Nevada, Sales and Room Tax Revenue Refunding Bonds (ReTrac-Reno Transportation Rail Access Corridor Project), Senior Lien, 5.125%, 6/01/12 (c)(d)	5,000	5,544,750
	Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds, Series A, 5%, 7/01/11 (a)(d)	10,000	10,818,300
	Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds, Series A, 5.125%, 7/01/11 (a)(d)	6,500	7,048,600

			30,027,547

BlackRock Insured Municipal Income Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

New Jersey - 0.1%	New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds, Series AA, 5.50%, 12/15/29	$250	$258,573

New York - 1.5%	Metropolitan Transportation Authority, New York, Revenue Bonds, Series A, 5%, 11/15/31 (a)	3,950	3,991,554
	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B, 5.75%, 3/15/36	1,300	1,396,551

			5,388,105

Pennsylvania - 1.6%	Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 3rd Series, 5.125%, 8/01/11 (a)(d)	5,200	5,651,464

Puerto Rico - 0.5%	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series VV, 5.25%, 7/01/30 (f)(g)	2,000	1,921,060

South Carolina - 3.3%	South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A, 5.50%, 1/01/38	600	631,008
	South Carolina Transportation Infrastructure Bank Revenue Bonds, Junior Lien, Series B, 5.125%, 10/01/11 (c)(d)	10,000	10,914,600

			11,545,608

Tennessee - 5.7%	Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.841%, 1/01/22 (a)(b)	11,705	5,738,610
	Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.881%, 1/01/23 (a)(b)	9,260	4,248,488
	Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.901%, 1/01/24 (a)(b)	8,500	3,655,680
	Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.911%, 1/01/25 (a)(b)	6,850	2,763,907
	Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.931%, 1/01/26 (a)(b)	5,000	1,872,250
	Knox County, Tennessee, Health, Educational and Housing Facilities Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health), Series A, 5.07%, 1/01/41 (b)	10,000	1,015,900
	Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series A, 5.25%, 9/01/26	650	572,709

			19,867,544

Texas - 30.0%	Coppell, Texas, Independent School District, GO, Refunding, 5.643%, 8/15/30 (b)	10,030	3,423,139
	Harris County, Texas, GO, Refunding, 5.553%, 8/15/25 (b)(g)	7,485	3,469,297
	Harris County, Texas, GO, Refunding, 5.584%, 8/15/28 (b)(g)	10,915	4,155,886
	Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien, 5%, 8/15/30 (a)	5,510	5,587,856
	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Junior Lien, Series H, 5.906%, 11/15/38 (b)(g)	5,785	549,806
	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Junior Lien, Series H, 5.921%, 11/15/39 (b)(g)	6,160	534,195

BlackRock Insured Municipal Income Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Third Lien, Series A-3, 5.971%, 11/15/38 (b)(g)	$26,890	$2,555,626
	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Third Lien, Series A-3, 5.981%, 11/15/39 (b)(g)	27,675	2,399,976
	Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds, 5%, 11/15/35 (a)	6,100	6,020,517
	Lewisville, Texas, Independent School District, School Building, GO, Refunding, CABS, 4.671%, 8/15/24 (b)(f)(g)	5,315	2,392,122
	Mansfield, Texas, Independent School District, GO, 5%, 2/15/33	2,980	3,048,480
	North Texas Tollway Authority, System Revenue Refunding Bonds, CABS, First Tier, 5.312%, 1/01/29 (b)(k)	5,000	1,570,500
	North Texas Tollway Authority, System Revenue Refunding Bonds, CABS, First Tier, 5.432%, 1/01/30 (b)(k)	1,750	512,960
	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, 5.75%, 1/01/40 (g)	23,050	23,219,418
	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series A, 6%, 1/01/25	750	795,360
	San Antonio, Texas, Water System Revenue Refunding Bonds, 5.125%, 5/15/29 (f)(g)	9,250	9,377,095
	San Antonio, Texas, Water System Revenue Refunding Bonds, 5.125%, 5/15/34 (f)(g)	10,000	10,023,600
	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A, 5%, 8/15/42 (c)	28,645	24,143,438

			103,779,271

Virginia - 0.1%	Fairfax County, Virginia, IDA, Health Care Revenue Refunding Bonds (Inova Health System Project), Series A, 5.50%, 5/15/35	400	406,428

Washington - 7.9%	Central Washington University, System Revenue Bonds, 5%, 5/01/34 (f)(g)	2,050	2,051,681
	Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue Bonds (Chelan Hydro System), AMT, Series C, 5.125%, 7/01/33 (c)	3,655	3,673,969
	King County, Washington, Sewer Revenue Refunding Bonds, 5%, 1/01/36 (a)	2,200	2,202,354
	Port of Seattle, Washington, Revenue Bonds, Series A, 5%, 4/01/31 (f)(g)	4,500	4,487,850
	Washington State, GO, Series 02-A, 5%, 7/01/25 (a)	6,380	6,503,198
	Washington State Health Care Facilities Authority Revenue Bonds (MultiCare Health System), Series C, 5.50%, 8/15/43 (k)	6,800	6,717,720
	Washington State Health Care Facilities Authority, Revenue Refunding Bonds (MultiCare Health System), Series A, 5.50%, 8/15/38 (a)	1,700	1,694,934

			27,331,706

	Total Municipal Bonds - 130.1%		450,220,013

BlackRock Insured Municipal Income Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (m)	Par (000)	Value

California - 4.1%	San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, Series A, 5%, 5/01/33 (a)	$4,870	$4,822,858
	University of California Revenue Bonds, Series C, 4.75%, 5/15/37 (g)	10,000	9,396,400

			14,219,258

Illinois - 7.0%	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds (McCormick Place Expansion), Series A, 5%, 12/15/28 (g)	24,010	24,271,949

Massachusetts - 3.9%	Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, Series A, 5%, 8/15/30 (a)	12,987	13,327,978

New York - 3.4%	Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project), Series A, 5.75%, 5/01/28 (a)	4,494	4,659,126
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series A, 5%, 11/15/31 (g)	7,002	7,036,393

			11,695,519

Texas - 2.8%	Northside, Texas, Independent School District, GO, 5.125%, 6/15/29	9,500	9,834,751

Utah - 1.5%	Utah Transit Authority, Sales Tax Revenue Bonds, Series A, 5%, 6/15/36 (a)	5,000	5,068,900

Washington - 1.0%	Central Puget Sound Regional Transportation Authority, Washington, Sales and Use Tax Revenue Bonds, Series A, 5%, 11/01/32 (a)	3,494	3,532,461

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 23.7%		81,950,816

	Total Long-Term Investments (Cost - $547,997,416) - 153.8%		532,170,829

	Short-Term Securities	Shares

Money-Market Fund - 1.2%	FFI Institutional Tax-Exempt Fund, 0.45% (n)	4,300,000	4,300,000

		Par (000)

New York - 1.9%	New York City, New York, GO, VRDN, Sub-Series A-6, 0.20%, 6/01/09 (a)(j)(o)	6,500	6,500,000

	Total Short-Term Securities (Cost - $10,800,000) - 3.1%		10,800,000

	Total Investments (Cost - $558,797,416*) - 156.9%		542,970,829
	Liabilities in Excess of Other Assets - (0.3)%		(1,106,926)
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (13.3)%		(45,868,069)
	Preferred Shares, at Redemption Value - (43.3)%		(149,942,190)

	Net Assets Applicable to Common Shares - 100.0%		$346,053,644

BlackRock Insured Municipal Income Trust

Schedule of Investments May 31, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$509,125,829

Gross unrealized appreciation	$18,096,970
Gross unrealized depreciation	(30,004,979)

Net unrealized depreciation	$(11,908,009)

(a)	FSA Insured.

(b)	Represents a zero-coupon bond. Rate shown reflects the effective yield as of report date.

(c)	AMBAC Insured.

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield at report date.

(f)	FGIC Insured.

(g)	NPFGC Insured.

(h)	FHLMC Collateralized.

(i)	FNMA Collateralized.

(j)	GNMA Collateralized.

(k)	Assured Guaranty Insured.

(l)	BHAC Insured.

(m)

Securities represent bonds transferred to tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(n)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	138,936	$68,001

(o)

Security may have a maturity of more than one year at the time of issuance but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

BlackRock Insured Municipal Income Trust

Schedule of Investments May 31, 2009 (Unaudited)

•

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$4,300,000
Level 2	538,670,829
Level 3	―

Total	$542,970,829

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Insured Municipal Income Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Insured Municipal Income Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Insured Municipal Income Trust

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Insured Municipal Income Trust

Date: July 15, 2009